Share capital (Tables)	9 Months Ended
Sep. 30, 2023
Share capital
Summary of Stock option award
			Weighted
		Range	average
		of	remaining
		exercise	contractual
	Number	price	life (in years)
Outstanding, December 31, 2022	6,080,000	$1.76	2.92
Expired / Cancelled	(580,000)	1.33	-
Granted	100,000	0.30	-
Outstanding, September 30, 2023	5,600,000	$1.78	1.94
Options exercisable	5,600,000	$1.78	1.94

Summary of stock option-based compensation
	Three months		Nine months
	ended September 30,		ended September 30,
Employee expenses	2023	2022	2023	2022
Stock options and stock compensation granted in:
2015	-	-	-	86,749
2020	10,790	32,369	75,528	97,107
2022	-	-	-	324,777
2023	-	-	37,096	-
Total stock-based compensation expense recognized	$10,790	$32,369	$112,624	$508,633

Summary of stock option-based compensation expense
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022

Stock-based compensation pertaining to general and administrative	$-	$-	$37,096	$368,151
Stock-based compensation pertaining to research and development	10,790	32,369	75,528	140,482
Total	$10,790	$32,369	$112,624	$508,633